Assets and liabilities held for sale - Schedule of liabilities held for sale (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Trade payables	R$ 4,078,511	R$ 5,168,593
Employee benefits payables	771,618	794,906
Other liabilities	1,192,397	895,223
Deferred tax liabilities	6,125,221	5,973,506
Total	86,138	R$ 86,138
Disposal groups classified as held for sale [member] | TUP Porto São Luis S.A. [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Trade payables	17,248
Employee benefits payables	1,828
Other liabilities	456
Deferred tax liabilities	66,606
Total	R$ 86,138